Administrative, operations and project expenses (Tables)	12 Months Ended
Dec. 31, 2020
Administrative, operations and project expenses
Schedule of administrative, operations and project expenses

	2020	2019	2018
Administrative expenses
Labor expenses (1)	(1,658,613)	(759,324)	(662,258)
General expenses (2)	(1,424,348)	(1,140,975)	(911,645)
Depreciation and amortization	(229,792)	(202,547)	(40,838)
Taxes	(60,397)	(48,753)	(39,117)
	(3,373,150)	(2,151,599)	(1,653,858)
Operations and project expenses
Exploration costs	(689,087)	(763,452)	(1,387,379)
Commissions fees freights and services	(656,432)	(558,370)	(466,862)
Taxes	(428,608)	(483,330)	(433,506)
Labor expenses	(309,972)	(402,531)	(316,386)
Fee for regulatory entities	(142,695)	(94,785)	(98,794)
Depreciation and amortization	(83,909)	(60,952)	(44,318)
Maintenance	(78,181)	(56,333)	(50,846)
Right-of-use assets amortization	(10,814)	(14,532)	—
Others	(186,318)	(197,469)	(105,041)
	(2,586,016)	(2,631,754)	(2,903,132)

(1)Includes for 2020 recognition of the new voluntary retirement plan for 421 workers.

(2)Recognition of plants without temporary production given the health situation.